Other financial liabilities (Schedule of detailed information about other financial liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Derivative liabilities	$ 31.9	$ 0.3
Equipment financing	26.2	16.3
Deferred Copper Mountain acquisition consideration	3.0	0.0
Agreements with communities recorded at amortized cost	61.8	21.7
Other financial liabilities, current	122.9	38.3
Non-current
Equipment financing	66.0	60.4
Agreements with communities recorded at amortized cost	44.1	46.7
Deferred Copper Mountain acquisition consideration	14.4	0.0
Contingent Copper Mountain acquisition consideration	13.9	0.0
Wheaton refund liability	7.9	7.3
Other financial liability	8.7	0.0
Other financial liabilities, non-current	155.0	114.4
Other financial liabilities	$ 277.9	$ 152.7